Transactions with Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Contributions of Non-controlling Shareholders

At December 31 this balance comprises:

	2015	2016	2017
Viva GyM S.A.
Contributions received	20,446	6,380	8,654
Returns of contributions	(14,987)	(27,134)	(45,053)

	5,459	(20,754)	(36,399)

Plus (less):
Contributions from other subsidiaries	4,870	1,655	3,202

Increase (decrease) in equity of non controlling parties	10,329	(19,099)	(33,197)